Schedule of amounts due to related party (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Related Party Transaction [Line Items]
Amounts due to related parties		$ 2,674	¥ 18,700	¥ 13,314
PP Credit Data Service Shanghai Company Limited [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	[1]			6
Shanghai Gouya Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	[2]		124	124
Smart Frontier Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Amounts due to related parties			5,685
Halodo Limited [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	[3]		¥ 12,891	¥ 13,184

[1]	PPcredit Data Service (Shanghai) Co., Ltd. (“PPcredit”) was founded in April 2016 by the founders of the Group to provide data collection services. The Group mainly uses PPcredit as a data provider since PPcredit was established. The price for the service is determined based on the price charged by other market participants.
[2]	Shanghai Gouya Technology Co., Ltd. (“Gouya”) was founded in Novemeber 2020 by the founders of the Group to provide smart vending machine services. In August 2023, the Group disposed of 70% of the interest it held in Gouya and Gouya became one of the related parties of the Group thereof.
[3]	Halodo Limited (“Halodo”) was founded in 2019 as a holding company within the Group. In September 2024, the Group disposed of 100% of the interest in Halodo but still holds significant influence over its management and operating policies and Halodo became one of the related parties of the Group thereof.